Note 5 - Prepaid Expenses and other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Note 5 - Prepaid Expenses and other Current Assets
Prepaid clinical trial expenses	$ 512
Equity issuance costs	740
Prepaid insurance	471	$ 5
Other prepaid expenses	237	5
Total prepaid and other current assets	$ 1,960	$ 10	$ 34